ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

        Canadian Solar Inc. ("CSI") was incorporated pursuant to the laws of the Province of Ontario in October 2001, and changed its jurisdiction by continuing under the Canadian federal corporate statute, the Canada Business Corporations Act, or CBCA, effective June 1, 2006.

        CSI and its subsidiaries (collectively, the "Company") are principally engaged in the design, development, manufacturing and marketing of solar power products for global markets. As of December 31, 2011, major subsidiaries of CSI are included in Appendix 1.